AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(each a “Fund” and together the “Funds”)

Supplement, dated June 30, 2025
to each Fund’s Prospectus, dated March 1, 2025

This supplement updates certain information contained in each Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on June 30, 2025, following which each Fund will reset and commence a new Outcome Period beginning July 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Large Cap Buffer10 Jul ETF	JULT	July 1, 2025, to June 30, 2026	15.28% (before management fee) 14.54% (after management fee)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	JULW	July 1, 2025, to June 30, 2026	10.58% (before management fee) 9.84% (after management fee)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	SIXJ	July 1, 2025, to December 31, 2025	7.53% (before management fee) 7.16% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
(the “Fund”)

Supplement, dated June 30, 2025
to the Fund’s Prospectus, dated March 1, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on June 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning July 1, 2025, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	July 1, 2025, to December 31, 2025	6.26% (before management fee) 5.89% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
(the “Fund”)

Supplement, dated June 30, 2025
to the Fund’s Prospectus, dated March 1, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund's current Outcome Period will end on June 30, 2025, following which the Fund will reset and commence a new Outcome Period beginning July 1, 2025, as shown in the table below.

The Spread for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Spread
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	JULU	July 1, 2025, to June 30, 2026	3.63% (before management fee) 4.37% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Spread to reflect the corresponding New Outcome Period Spread, as set forth in the table above.

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer15 ETF (the “Fund”)

Supplement, dated June 30, 2025
to the Fund’s Prospectus, dated June 10, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund will begin its initial Outcome Period on July 1, 2025, as shown in the table below.

The Cap for the Fund for the initial Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Cap
AllianzIM U.S. Equity Buffer15 ETF	QBSF	July 1, 2025 to September 30, 2025	2.76% (before management fee) 2.60% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under Initial Outcome Period in the table above, and is further amended to revise all references to the Cap for the current Outcome Period to reflect the Initial Outcome Period Cap, as set forth in the table above.

5253170v.1

AIM ETF Products Trust
(the “Trust”)
And the Trust’s series
AllianzIM U.S. Equity Buffer100 Protection ETF
(the “Fund”)

Supplement, dated June 30, 2025
to the Fund’s Prospectus, dated June 10, 2025

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

As described in the Fund’s prospectus, the Fund is subject to a “Participation Rate” that represents the rate at which the Fund will seek to track the positive share price returns of the SPDR® S&P 500® ETF Trust over the Outcome Period. The Fund's initial Outcome Period will begin on July 1, 2025, as shown in the table below.

The Participation Rate for the Fund for the initial Outcome Period will be as shown in the table below, taking into account the Fund’s annualized unitary management fee of 0.64% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Initial Outcome Period Participation Rate
AllianzIM U.S. Equity Buffer100 Protection ETF	AIOO	July 1, 2025 to September 30, 2025	25.93%

The Fund’s return will be reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to reflect that the current Outcome Period is as set forth under Initial Outcome Period in the table above, and is further amended to revise all references to the Participation Rate for the current Outcome Period to reflect the Initial Outcome Period Participation Rate, as set forth in the table above.

5253169v.2